Consolidated Statements of Operations (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenue
Mobile	$ 77,126	$ 119,321	$ 182,650
Software	175,140	473,448	394,366
Software maintenance and consulting	1,058,215	1,205,908	1,335,066
Total revenue	1,310,481	1,798,677	1,912,082
Operating expenses
Cost of revenue	94,472	124,649	214,034
Selling, general and administrative	1,117,503	1,020,237	1,060,707
Research and development	205,330	244,488	258,517
Amortization of intangible assets	9,988	10,885	4,251
Total operating expenses	1,427,293	1,400,259	1,537,509
Income (loss) from operations	(116,812)	398,418	374,573
Other income:
Impairment of Investment	(98,464)
Interest income , net	89,942	124,381	108,278
Total other income	(8,522)	124,381	108,278
Income (loss) before income taxes	(125,334)	522,799	482,851
Income tax benefit	66,781	48,342	84,323
Income (loss) from continuing operations	(192,115)	474,457	398,528
Loss from discontinued operations	(8,904)	(23,408)	(31,731)
Net income (loss)	$ (201,019)	$ 451,049	$ 366,797
Foreign currency translation adjustment	(194,758)	(165,794)	132,290
Comprehensive Income	$ (395,777)	$ 285,255	$ 499,088
Basic and diluted income (loss) per share from continuing operations	$ (0.002)	$ 0.004	$ 0.003
Basic and diluted loss per share from discontinued operations	$ 0.000	$ 0.000	$ 0.000
Weighted average number of shares outstanding	130,323,881	125,460,867	123,125,251